Provisions	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

11	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2026	578	1,662	69	497	2,806
Additions	198	69	47	57	371
Amounts utilised	(254)	(440)	(15)	(94)	(803)
Unused amounts reversed	(52)	(13)	(6)	(36)	(107)
Exchange and other movements	16	(1)	—	(6)	9
At 30 Jun 2026	486	1,277	95	418	2,276
Contractual commitments[1]
At 1 Jan 2026					635
Net change in expected credit loss provision and other movements					31
At 30 Jun 2026					666
Total provisions
At 31 Dec 2025					3,441
At 30 Jun 2026					2,942
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments to which the impairment requirements in IFRS 9 are applied; and provisions for performance and other guarantee contracts.
Further details of ‘Legal proceedings and regulatory matters’ are set out in Note 13. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim); or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. ‘Regulatory matters’ refers to investigations, reviews and other actions carried out by, or in response to, the actions of regulators or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action.
For further details of the impact of IFRS 9 on undrawn loan commitments and financial guarantees, presented in ‘Contractual commitments’, see
Note 12. Further analysis of the movement in the ECL provision is disclosed within the ‘Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees‘ table on pages 58 to 59.